SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	9 Months Ended
Sep. 30, 2024
Selling, general and administrative expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

	Three months ended September 30,		Nine months ended September 30,
In millions	2024	2023	2024	2023
Selling and marketing expenses	$(421.4)	$(341.0)	$(1,203.8)	$(976.3)
Administrative and other expenses	(165.1)	(147.1)	(494.3)	(392.2)
Total	$(586.5)	$(488.1)	$(1,698.1)	$(1,368.5)

In the fourth quarter of 2023, the Company updated the presentation of Selling and marketing expenses and Administrative and other expenses on the face of the consolidated statement of loss and other comprehensive income and loss starting with the year ended December 31, 2023 to combine the line items into one line item named Selling, general and administrative expenses, for all periods presented. The Company elected to make this reclassification as they believe it provides a more meaningful presentation to investors of the costs by function, and improves comparability to peers.